Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Reinsurance Disclosures [Abstract]
Reinsurance Premium And Effect On Claims And Other Policy Benefits [Table Text Block]
The effect of reinsurance on net premiums is as follows (dollars in thousands):

Years ended December 31,	2013	2012	2011
Direct	$5,224	$3,784	$2,590
Reinsurance assumed	8,568,222	8,228,811	7,701,594
Reinsurance ceded	(319,419)	(325,999)	(368,497)
Net premiums	$8,254,027	$7,906,596	$7,335,687
The effect of reinsurance on claims and other policy benefits as follows (dollars in thousands):

Years ended December 31,	2013	2012	2011
Direct	$8,078	$3,694	$4,179
Reinsurance assumed	7,515,524	6,912,942	6,472,041
Reinsurance ceded	(219,270)	(250,637)	(251,037)
Net claims and other policy benefits	$7,304,332	$6,665,999	$6,225,183

Reinsurance Information [Table Text Block]
The effect of reinsurance on life insurance in force is shown in the following schedule (dollars in millions):

Life Insurance In Force:	Direct	Assumed	Ceded	Net	Assumed/Net %
December 31, 2013	$77	$2,889,804	$36,830	$2,853,051	101.3%
December 31, 2012	76	2,927,573	38,048	2,889,601	101.3
December 31, 2011	76	2,664,353	39,987	2,624,442	101.5